Financial instruments - Fair value and risk management - Derivative financial instruments designated in cash flow hedges (Details) - Cash Flow Hedges - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments designated as cash flow hedges	€ 1,396.3	€ 131.7	€ (558.8)
Foreign currency risk | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments designated as cash flow hedges	337.5	170.1	495.3
Foreign currency risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments designated as cash flow hedges	105.6	(27.0)	166.2
Foreign currency risk | GBP currency swap
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments designated as cash flow hedges		5.4
Interest rate risk | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments designated as cash flow hedges	4.5	3.0	8.0
Commodity price risk | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments designated as cash flow hedges	€ 948.7	€ (19.8)	€ (1,228.3)